MERGER WITH THE FORMER GOLDEN OCEAN MERGER MERGER WITH THE FORMER GOLDEN OCEAN MERGER (Details) In Millions, except Share data, unless otherwise specified					0 Months Ended	1 Months Ended			0 Months Ended			0 Months Ended		0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Oct. 23, 2013 USD ($)	Oct. 06, 2014 Common Stock [Member] USD ($)	Oct. 06, 2014 Golden Ocean [Member] USD ($)	Sep. 30, 2014 Golden Ocean [Member]	Oct. 06, 2014 Golden Ocean [Member] USD ($)	Oct. 06, 2014 Golden Ocean [Member] NOK	Oct. 06, 2014 Golden Ocean [Member] Common Stock [Member]	Mar. 30, 2015 Subsequent Event [Member]	Mar. 31, 2015 Subsequent Event [Member] Common Stock [Member] USD ($)	Mar. 31, 2015 Subsequent Event [Member] Golden Ocean [Member] USD ($)	Mar. 31, 2015 Subsequent Event [Member] Golden Ocean [Member]	Mar. 31, 2015 Subsequent Event [Member] Golden Ocean [Member] Common Stock [Member]	Sep. 30, 2014 Frontline 2012 [Member] company	Apr. 30, 2014 Frontline 2012 [Member] company	Mar. 31, 2015 Frontline 2012 [Member] Subsequent Event [Member] company
Business Acquisition [Line Items]
Equity interest issued ratio														0.13749
Number of shares issued to former Golden Ocean									61,500,000					61,500,000
Common stock shares outstanding	80,121,550	30,472,061								111,231,678			172,765,637
Number of common shares canceled														51,498
Number of shares canceled and not distributed														4,543
Number of SPCs acquired															13	5	12
Ownership percentage before merger						41.00%
Value of announced consideration							$ 482.8
Share Price			$ 9.00	$ 7.85			$ 0.9860	6.39			$ 5.00
Business Combination, Value of Acquiree					441.1
Premium percentage					9.50%
Consideration transferred												$ 307.5